Income and expenses - Deferred tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	€ 1,186	€ 227	€ 201
Total deferred tax liabilities	(4,312)	(4,371)	(4,983)
Total deferred tax income (expense)	1,025	661	1,024
Assets/(liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax credits	3,134	2,162	1,823
Amortization development assets and other intangible assets	328	136	75
Depreciation property, plant & equipment	40	55	125
Financial leasings	72	35
Other items		274	77
Total deferred tax assets	3,574	2,662	2,100
Property, plant and equipment	(274)	(850)	(209)
Intangible assets	(5,470)	(5,757)	(6,414)
Deferred income	(778)
Investment grants	(178)	(199)	(227)
Inventory valuation			(31)
Total deferred tax liabilities	(6,700)	(6,806)	(6,881)
Netting	2,388	2,435	1,899
Total deferred tax assets, net	1,186	227	201
Income expense from total deferred tax liabilities	(4,312)	(4,371)	(4,982)
Income/(expense) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	4,580	687	1,033
Total deferred tax liabilities	(3,554)	(26)	(9)
Total deferred tax income (expense)	€ 1,025	€ 661	€ 1,024